34. Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
NET OPERATING REVENUE	R$ 14,934,780	R$ 14,024,573	R$ 13,101,753
Net operating revenues - third-parties	14,934,780	14,024,573	13,101,753
Net operating revenues - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(12,676,621)	(11,984,931)	(11,279,346)
Energy purchased for resale	(6,361,178)	(6,165,450)	(4,685,604)
Charges for use of the main transmission grid	(1,176,780)	(712,030)	(866,243)
Personnel and management	(1,357,785)	(1,343,344)	(1,304,418)
Pension and healthcare plans	(243,750)	(237,597)	(259,767)
Materials and supplies	(81,757)	(83,124)	(81,463)
Raw materials and supplies for generation	(19,729)	(97,360)	(33,352)
Natural gas and supplies for gas business	(412,618)	(309,542)	(325,413)
Third party services	(572,227)	(521,515)	(550,493)
Depreciation and amortization	(749,179)	(731,599)	(708,296)
Provision/reversal for litigations	(219,636)	(386,373)	21,408
Impairment of assets	18,920	122,782	(581,577)
Other estimated losses, provisions and reversals	(105,981)	(101,948)	(208,527)
Construction cost	(1,052,208)	(1,003,881)	(1,280,745)
Other operating costs and expenses	(342,713)	(413,950)	(414,856)
EQUITY IN EARNINGS OF INVESTEES	135,888	101,739	166,411
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	2,394,047	2,141,381	1,988,818
Financial income	813,915	699,310	903,936
Financial expenses	(1,251,965)	(1,447,750)	(1,498,592)
OPERATING PROFIT (LOSS)	1,955,997	1,392,941	1,394,162
Income tax and social contribution	(511,993)	(274,686)	(519,690)
Net income (loss)	1,444,004	1,118,255	874,472
Electricity GET GER
Disclosure of operating segments [line items]
NET OPERATING REVENUE	3,007,565	3,176,811	2,927,680
Net operating revenues - third-parties	2,116,875	2,851,644	2,618,869
Net operating revenues - between segments	890,690	325,167	308,811
OPERATING COSTS AND EXPENSES	(1,619,431)	(1,868,390)	(2,032,767)
Energy purchased for resale	(417,918)	(390,019)	(92,050)
Charges for use of the main transmission grid	(408,347)	(352,958)	(322,849)
Personnel and management	(214,855)	(218,456)	(208,887)
Pension and healthcare plans	(36,379)	(38,782)	(43,251)
Materials and supplies	(11,637)	(12,463)	(12,768)
Raw materials and supplies for generation	(25,367)	(102,719)	(77,797)
Natural gas and supplies for gas business	0	0	0
Third party services	(119,668)	(120,993)	(157,602)
Depreciation and amortization	(353,916)	(368,987)	(369,352)
Provision/reversal for litigations	18,059	(39,733)	(1,086)
Impairment of assets	22,312	3,886	(494,098)
Other estimated losses, provisions and reversals	55,457	(9,397)	(30,700)
Construction cost	0	0	0
Other operating costs and expenses	(127,172)	(217,769)	(222,327)
EQUITY IN EARNINGS OF INVESTEES	5,514	(5,777)	(55,284)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,393,648	1,302,644	894,913
Financial income	124,793	73,433	130,077
Financial expenses	(523,429)	(565,837)	(617,341)
OPERATING PROFIT (LOSS)	995,012	810,240	407,649
Income tax and social contribution	(327,598)	(191,899)	(205,027)
Net income (loss)	667,414	618,341	202,622
Electricity GET TRA
Disclosure of operating segments [line items]
NET OPERATING REVENUE	904,826	819,623	1,491,547
Net operating revenues - third-parties	680,567	640,199	1,406,335
Net operating revenues - between segments	224,259	179,424	85,212
OPERATING COSTS AND EXPENSES	(561,850)	(546,510)	(605,202)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(147,139)	(122,515)	(116,966)
Pension and healthcare plans	(25,884)	(22,733)	(24,171)
Materials and supplies	(5,054)	(4,732)	(5,017)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(33,489)	(24,609)	(24,030)
Depreciation and amortization	(11,386)	(7,201)	(3,697)
Provision/reversal for litigations	7,879	(81,210)	(9,234)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(49,486)	1,107	(975)
Construction cost	(277,259)	(272,216)	(406,345)
Other operating costs and expenses	(20,032)	(12,401)	(14,767)
EQUITY IN EARNINGS OF INVESTEES	185,145	93,145	117,970
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	528,121	366,258	1,004,315
Financial income	29,163	13,313	21,339
Financial expenses	(136,455)	(123,707)	(108,538)
OPERATING PROFIT (LOSS)	420,829	255,864	917,116
Income tax and social contribution	(75,361)	(30,515)	(220,512)
Net income (loss)	345,468	225,349	696,604
Electric Energy DIS
Disclosure of operating segments [line items]
NET OPERATING REVENUE	9,972,442	9,358,664	8,344,765
Net operating revenues - third-parties	9,932,267	9,324,633	8,313,141
Net operating revenues - between segments	40,175	34,031	31,624
OPERATING COSTS AND EXPENSES	(9,474,473)	(9,071,359)	(8,502,377)
Energy purchased for resale	(5,577,719)	(5,717,970)	(4,893,230)
Charges for use of the main transmission grid	(1,012,062)	(554,805)	(642,753)
Personnel and management	(837,728)	(822,963)	(804,974)
Pension and healthcare plans	(159,842)	(154,285)	(163,329)
Materials and supplies	(60,379)	(60,320)	(59,178)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(339,399)	(347,393)	(348,479)
Depreciation and amortization	(301,581)	(285,835)	(274,180)
Provision/reversal for litigations	(222,057)	(168,600)	(128,899)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(77,985)	(83,916)	(171,045)
Construction cost	(741,855)	(717,351)	(849,275)
Other operating costs and expenses	(143,866)	(157,921)	(167,035)
EQUITY IN EARNINGS OF INVESTEES	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	497,969	287,305	(157,612)
Financial income	335,377	380,597	396,880
Financial expenses	(308,319)	(343,540)	(401,863)
OPERATING PROFIT (LOSS)	525,027	324,362	(162,595)
Income tax and social contribution	(148,244)	22,893	(17,851)
Net income (loss)	376,783	347,255	(180,446)
TEL
Disclosure of operating segments [line items]
NET OPERATING REVENUE	421,408	380,550	325,115
Net operating revenues - third-parties	364,741	306,473	258,794
Net operating revenues - between segments	56,667	74,077	66,321
OPERATING COSTS AND EXPENSES	(369,201)	(286,363)	(241,848)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(92,472)	(107,874)	(101,397)
Pension and healthcare plans	(13,892)	(14,800)	(18,827)
Materials and supplies	(1,763)	(2,978)	(2,044)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(91,127)	(67,612)	(46,552)
Depreciation and amortization	(58,209)	(39,553)	(34,645)
Provision/reversal for litigations	(12,844)	(3,648)	(4,653)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(12,749)	(8,309)	(2,598)
Construction cost	0	0	0
Other operating costs and expenses	(86,145)	(41,589)	(31,132)
EQUITY IN EARNINGS OF INVESTEES	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	52,207	94,187	83,267
Financial income	16,808	11,828	13,489
Financial expenses	(41,713)	(30,691)	(23,100)
OPERATING PROFIT (LOSS)	27,302	75,324	73,656
Income tax and social contribution	(2,853)	(21,272)	(15,324)
Net income (loss)	24,449	54,052	58,332
GAS
Disclosure of operating segments [line items]
NET OPERATING REVENUE	588,532	515,563	542,822
Net operating revenues - third-parties	582,895	510,010	498,376
Net operating revenues - between segments	5,637	5,553	44,446
OPERATING COSTS AND EXPENSES	(515,594)	(309,213)	(534,817)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(34,896)	(35,761)	(32,765)
Pension and healthcare plans	(3,881)	(3,577)	(3,596)
Materials and supplies	(2,110)	(1,936)	(1,768)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	(412,618)	(309,542)	(325,413)
Third party services	(17,034)	(22,670)	(20,082)
Depreciation and amortization	(22,759)	(28,753)	(25,251)
Provision/reversal for litigations	(154)	854	(1,036)
Impairment of assets	0	123,586	(87,479)
Other estimated losses, provisions and reversals	(6,017)	(1,433)	(3,209)
Construction cost	(13,478)	(14,314)	(25,125)
Other operating costs and expenses	(2,647)	(15,667)	(9,093)
EQUITY IN EARNINGS OF INVESTEES	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	72,938	206,350	8,005
Financial income	29,454	38,821	13,551
Financial expenses	(31,865)	(64,433)	(14,973)
OPERATING PROFIT (LOSS)	70,527	180,738	6,583
Income tax and social contribution	(10,909)	(66,785)	(1,632)
Net income (loss)	59,618	113,953	4,951
COM
Disclosure of operating segments [line items]
NET OPERATING REVENUE	1,341,162	664,495
Net operating revenues - third-parties	1,341,162	664,495
Net operating revenues - between segments	0	0
OPERATING COSTS AND EXPENSES	(1,354,578)	(654,445)
Energy purchased for resale	(1,338,473)	(654,026)
Charges for use of the main transmission grid	0	0
Personnel and management	(13,734)	(12,993)
Pension and healthcare plans	(1,507)	(1,415)
Materials and supplies	(65)	(27)
Raw materials and supplies for generation	0	0
Natural gas and supplies for gas business	0	0
Third party services	(1,700)	(1,280)
Depreciation and amortization	(16)	(9)
Provision/reversal for litigations	9	(156)
Impairment of assets	0	0
Other estimated losses, provisions and reversals	(935)	0
Construction cost	0	0
Other operating costs and expenses	1,843	15,461
EQUITY IN EARNINGS OF INVESTEES	(15)	(564)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(13,431)	9,486
Financial income	6,065	6,515
Financial expenses	(104)	(322)
OPERATING PROFIT (LOSS)	(7,470)	15,679
Income tax and social contribution	2,632	(2,638)
Net income (loss)	(4,838)	13,041
HOL
Disclosure of operating segments [line items]
NET OPERATING REVENUE	0	0	6,238
Net operating revenues - third-parties	0	0	6,238
Net operating revenues - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(57,993)	(139,784)	101,251
Energy purchased for resale	0	0	(9,119)
Charges for use of the main transmission grid	0	0	0
Personnel and management	(16,961)	(22,782)	(39,429)
Pension and healthcare plans	(2,365)	(2,005)	(6,593)
Materials and supplies	(749)	(668)	(688)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(32,311)	(15,089)	(26,755)
Depreciation and amortization	(1,312)	(1,261)	(1,171)
Provision/reversal for litigations	(10,528)	(93,880)	166,316
Impairment of assets	1,648	(4,690)	0
Other estimated losses, provisions and reversals	(14,266)	0	0
Construction cost	0	0	0
Other operating costs and expenses	18,851	591	18,690
EQUITY IN EARNINGS OF INVESTEES	6,713	14,935	103,725
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(51,280)	(124,849)	211,214
Financial income	305,344	186,660	331,646
Financial expenses	(243,169)	(331,077)	(335,823)
OPERATING PROFIT (LOSS)	10,895	(269,266)	207,037
Income tax and social contribution	41,957	(15,530)	59,344
Net income (loss)	52,852	(253,736)	147,693
Intersegment operations
Disclosure of operating segments [line items]
NET OPERATING REVENUE	(1,301,155)	(891,133)	(536,414)
Net operating revenues - third-parties	(83,727)	(272,881)	0
Net operating revenues - between segments	(1,217,428)	(618,252)	(536,414)
OPERATING COSTS AND EXPENSES	1,276,499	891,133	536,414
Energy purchased for resale	972,932	596,565	308,795
Charges for use of the main transmission grid	243,629	195,733	99,359
Personnel and management	0	0	0
Pension and healthcare plans	0	0	0
Materials and supplies	0	0	0
Raw materials and supplies for generation	5,638	5,359	44,445
Natural gas and supplies for gas business	0	0	0
Third party services	62,501	78,131	73,007
Depreciation and amortization	0	0	0
Provision/reversal for litigations	0	0	0
Impairment of assets	(5,040)	0	0
Other estimated losses, provisions and reversals	0	0	0
Construction cost	(19,616)	0	0
Other operating costs and expenses	16,455	15,345	10,808
EQUITY IN EARNINGS OF INVESTEES	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(24,656)	0	0
Financial income	(33,089)	(11,857)	(3,046)
Financial expenses	33,089	11,857	3,046
OPERATING PROFIT (LOSS)	(24,656)	0	0
Income tax and social contribution	8,383	0	0
Net income (loss)	R$ (16,273)	R$ 0	R$ 0